Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Transactions with Related Parties
Summary of principal transactions carried out by Group with affiliated companies, including equity investees, stockholders and entities in which stockholders have an equity interest

	2021		2020		2019
Revenues, other income and interest income:
Royalties (Univision) (a)	Ps.	8,548,036	Ps.	8,155,338	Ps.	7,527,364
Programming production and transmission rights (b)		738,650		707,247		485,157
Telecom services (c)		57,759		97,754		71,979
Administrative services (d)		7,371		13,561		20,598
Advertising (e)		10,417		36,385		151,296
Interest income (f)		49,736		64,809		83,625
	Ps.	9,411,969	Ps.	9,075,094	Ps.	8,340,019
Costs and expenses:
Donations	Ps.	26,606	Ps.	26,729	Ps.	26,285
Administrative services (d)		19,410		1,529		24,899
Technical services (g)		295,915		459,960		465,250
Programming production, transmission rights and telecom (h)		787,487		674,270		666,312
	Ps.	1,129,418	Ps.	1,162,488	Ps.	1,182,746

(a)	The Group receives royalties from Univision for programming provided pursuant to an amended PLA, pursuant to which Univision has the right to broadcast certain Televisa content in the United States for a term that commenced on January 1, 2011 to end 7.5 years after the Group has sold two-thirds of its initial investment in UHI made in December 2010. The amended PLA includes a provision for certain yearly minimum guaranteed advertising, with a value of U.S.$35.1 million (Ps.712,417), U.S.$42.6 million (Ps.909,159) and U.S.$32.3 million (Ps.625,410), for the fiscal years 2021, 2020 and 2019, respectively, to be provided by Univision, at no cost, for the promotion of certain Group businesses. This advertising does not have commercial substance for the Group, as it is related to activities that are considered ancillary to Group’s normal operations in the United States. The Group received these royalties through January 31, 2022, as a result of the Transaction with UH II, which was closed on that date (see Notes 3, 9, 10 and 30).
(b)	Services rendered to Univision in 2021, 2020 and 2019.
(c)	Services rendered to a subsidiary of AT&T, Inc. (“AT&T”) in 2021, 2020 and 2019, and Univision in 2021.
(d)	The Group receives revenue from and is charged by affiliates for various services, such as: property and equipment rental, security and other services, at rates which are negotiated. The Group provides management services to affiliates, which reimburse the Group for the incurred payroll and related expenses.
(e)	Advertising services rendered to Univision in 2021, OCEN and Univision in 2020, OCEN, Univision and Editorial Clío, Libros y Videos, S.A. de C.V. (“Editorial Clío”) in 2019.
(f)	Includes mainly interest income from GTAC.
(g)	In 2021, 2020 and 2019, Sky received services from a subsidiary of AT&T, Inc. for play-out, uplink and downlink of signals.
(h)	Paid mainly to Univision and GTAC in 2021, 2020 and 2019. The Group pays royalties to Univision for programming provided pursuant to a Mexico License Agreement, under which the Group has the right to broadcast certain Univision content in Mexico for the same term as that of the PLA. The Group paid these royalties through January 31, 2022, as a result of the Transaction with UH II, which was closed on that date (see Notes 3, 9, 10 and 30). It also includes payments by telecom services to GTAC in 2021, 2020 and 2019. In 2021, includes payments by transmission rights to AT&T.

Summary of balances of receivables and payables between the Group and related parties

	2021		2020
Current receivables:
UH II in 2021 and UHI in 2020, including Univision (1)	Ps.	819,355	Ps.	692,282
OCEN		—		34,137
Editorial Clío		337		2,308
Other		55,160		58,225
	Ps.	874,852	Ps.	786,952
Current payables:
AT&T	Ps.	54,598	Ps.	32,310
Other		27,472		50,697
	Ps.	82,070	Ps.	83,007

(1)	As of December 31, 2021 and 2020, receivables from UH II and UHI related primarily to the PLA amounted to Ps.819,355 and Ps.692,282, respectively. Through December 29, 2020, the Group recognized a provision associated with a consulting arrangement entered into by the Group, UHI and an entity controlled by the former chairman of the Board of Directors of UHI, by which upon consummation of a qualified initial public offering of the shares of UHI or an alternative exit plan for the main current investors in UHI, the Group would pay the entity a portion of a defined appreciation in excess of certain preferred returns and performance thresholds of UHI. In connection with the sale of shares by the former control stockholders of UHI, which was concluded on December 29, 2020, and the dissolution of the special-purpose entity for this arrangement, the Company cancelled this provision on that date, and recognized a non-cash other income in the amount of Ps.691,221 in the statement of income for the year ended December 31, 2020 (see Note 22).